Provisions and other liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of other provisions [Abstract]
Disclosure of other provisions [Table Text Block]
				Year ended			Year ended
			December 31, 2021			December 31, 2020
			Deferred
			premium on
	Environmental	Lease	flow-through		Environmental	Lease
	rehabilitation(i)	liabilities(ii)	shares (iii)	Total	Rehabilitation(i)	liabilities(ii)	Total
	$	$	$	$	$	$	$

Balance - Beginning of period	34,601	11,366	-	45,967	20,527	10,127	30,654

Acquisition of the San
Antonio gold project (Note 7)	-	-	-	-	9,301	-	9,301
New liabilities	20,433	13,578	-	34,011	4,176	2,394	6,570
Revision of estimates	(1,457)	-	-	(1,457)	(310)	-	(310)
Accretion	1,192	-	-	1,192	820	-	820
Settlement/payments of
liabilities	(1,240)	(6,582)	-	(7,822)	(500)	(1,155)	(1,655)
Issuance of flow-through shares	-	-	7,885	7,885	-	-	-
Recognition of deferred premium
on flow-through shares	-	-	(6,971)	(6,971)	-	-	-
Currency translation
adjustments	(292)	-	-	(292)	587	-	587
Balance - End of period	53,237	18,362	914	72,513	34,601	11,366	45,967

Current portion	2,287	8,978	914	12,179	3,019	1,412	4,431
Non-current portion	50,950	9,384	-	60,334	31,582	9,954	41,536
	53,237	18,362	914	72,513	34,601	11,366	45,967

(i) The environmental rehabilitation provision represents the legal and contractual obligations associated with the eventual closure of the Company's mining interests, plant and equipment and exploration and evaluation assets (mostly for the Cariboo property, Bonanza Ledge Phase 2 project and San Antonio project). As at December 31, 2021, the estimated inflation-adjusted undiscounted cash flows required to settle the environmental rehabilitation amounts to $60.5 million. The weighted average actualization rate used is 3.4% and the disbursements are expected to be made from 2021 to 2030 as per the current closure plans.

(ii) The lease liabilities are mainly related to leases for mining equipment and for office space.

(iii) The flow-through shares issuance by Osisko Development is described in Note 21.